EARNINGS PER SHARE - Basic (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Net income from continuing operations	$ 121,824	$ 779,374
Non-controlling interest	7,634	5,539
Net income attributable to shareholders of Tricon from continuing operations	114,190	773,835
Net income attributable to shareholders of Tricon from discontinued operations	0	35,106
Net income attributable to shareholders of Tricon	$ 114,190	$ 808,941
Weighted average number of common shares outstanding (in shares)	272,320,337	272,972,697
Adjustments for vested units (in shares)	1,337,114	1,510,567
Weighted average number of common shares outstanding for basic earnings per shares (in shares)	273,657,451	274,483,264
Basic earnings per share
Continuing operations (in dollars per share)	$ 0.42	$ 2.82
Discontinued operations (in dollars per share)	0	0.13
Basic earnings per share attributable to shareholders of Tricon (in dollars per share)	$ 0.42	$ 2.95